Deferred Income Tax	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Deferred Income Tax
23	DEFERRED INCOME TAX

The changes of net deferred tax assets and liabilities for the fiscal years ended March 31, 2021 and 2020 were as follows:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
At beginning of period	¥36,015	¥(230,292)
Deferred tax benefit (expense)	(43,660)	151,292
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(100,427)	27,028
Financial instruments at fair value through other comprehensive income reserve	(266,255)	96,170
Own credit on financial liabilities designated at fair value through profit or loss reserve	1,525	—
Exchange differences on translating foreign operations reserve	(3,921)	2,226
Acquisition and disposal of subsidiaries and businesses	5	(6,438)
Exchange differences and others	6,141	(3,971)

At end of period	¥(370,577)	¥36,015

The deferred tax assets and liabilities at March 31, 2021 and 2020 were attributable to the following items:

	At March 31,
	2021	2020
	(In millions)
Deferred tax assets:
Loans and advances	¥389,209	¥349,058
Tax losses carried forward	63,563	68,678
Derivative financial instruments	49,076	95,917
Provision for interest repayment	39,386	39,928
Retirement benefits	10,130	42,719
Investment securities	207	216
Other deductible temporary differences	127,720	121,580

Total deferred tax assets	679,291	718,096

Deferred tax liabilities:
Investment securities	780,118	477,168
Retirement benefits	76,821	3,110
Property, plant and equipment	65,483	56,992
Goodwill and intangible assets	60,145	64,574
Lease transactions	7,399	8,845
Other taxable temporary differences	59,902	71,392

Total deferred tax liabilities	1,049,868	682,081

Net deferred tax assets (liabilities) (1)	¥(370,577)	¥36,015

(1)
Deferred tax assets and deferred tax liabilities are offset in the consolidated statements of financial position if the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The Company has adopted the consolidated
corporate-tax
system in Japan. Under the consolidated
corporate-tax
system, the taxable profits or losses on a consolidated basis are calculated by aggregating those of the parent company and its wholly owned domestic subsidiaries (a “tax consolidated group”), and any unused tax losses carried forward, except for certain specified consolidated tax losses carried forward, by one company can be used by another company within the tax consolidated group for Japanese national corporation tax purposes. Therefore, the deferred tax assets relating to deductible temporary differences and tax losses carried forward were recognized on a consolidated basis, but only to the extent that it is probable that future consolidated taxable profits will be available against which the deductible temporary differences and tax losses carried forward can be utilized.
On March 31, 2020, the Government of Japan promulgated an amendment to the Corporation Tax Act, which revised the consolidated corporate-tax
system and shifted to the group aggregation system. Under the group aggregation system, each company in the tax group will individually file its own tax returns while maintaining certain system to aggregate profits and losses within the group company. The amendments are effective for fiscal years beginning on or after April 1, 2022 and there are not expected to have a material impact on the Group’s consolidated financial statements.
The deferred tax assets of the Company and its wholly owned domestic subsidiaries, which adopted the consolidated corporate-tax
system, consisted mainly of those for loans and advances. The deferred tax assets for loans and advances were generally related to the accumulated losses from the impairment of these assets which would be deductible for tax purposes in future periods. The Company and its wholly owned domestic subsidiaries consider that most of the deductible temporary differences will be able to be used based mainly on future taxable profits on a consolidated basis. The future taxable profits are estimated based on forecasted results of operations, which reflect historical financial performance and the business plans that management believes to be prudent and feasible. In the Company’s other subsidiaries, deferred tax assets relating to deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences can be utilized. No deferred tax assets were recognized in certain subsidiaries of the Company for the deductible temporary differences estimated not to be realized, or for the tax losses carried forward projected to expire due to the uncertainty of sufficient future taxable profit.
The following table shows the amounts of deductible temporary differences and tax losses carried forward by expiration date at March 31, 2021 and 2020 for which no deferred tax assets were recognized.

	At March 31,
	2021	2020
	(In millions)
Deductible temporary differences	¥229,111	¥232,242
Tax losses carried forward which will expire in 1 year	56,745	220,969
2 years	49,388	63,570
3 years	37,702	49,388
4 years	23,082	37,702
5 years	16,054	23,082
6 years	60,252	13,120
7 years	—	60,027
8 years	137,202	—
9 years	46,457	137,046
10 years and thereafter	47,129	54,174

Total deductible temporary differences and tax losses carried forward (1)	¥703,122	¥891,320

(1)
Under the consolidated
corporate-tax
system, the Company and its wholly owned domestic subsidiaries recognized deferred tax assets relating to deductible temporary differences and tax losses carried forward on a consolidated basis for Japanese national corporation tax purposes and on a stand-alone basis for Japanese local corporation tax purposes. There are deductible temporary differences and tax losses carried forward on which deferred tax assets are recognized for Japanese national corporation tax purposes, but on which no deferred tax assets are recognized for Japanese local corporation tax purposes. These deductible temporary differences and tax losses carried forward amounted to ¥216,294 million and ¥229,883 million at March 31, 2021 and 2020, respectively.

In addition to the above table, the Group does not recognize deferred tax assets for deductible temporary differences related to investments in subsidiaries, associates and joint ventures where the Company has no intention to reverse these differences in the foreseeable future. The amount of those deductible temporary differences was ¥1,041 billion and ¥1,471 billion at March 31, 2021 and 2020, respectively.
At March 31, 2021 and 2020, the amount of taxable temporary differences associated with investments in subsidiaries, associates and joint ventures for which deferred tax liabilities had not been recognized was ¥2,787 billion and ¥1,777 billion, respectively. The Company can control the timing of reversal of the temporary differences and it is probable that they will not be reversed in the foreseeable future.
Deferred tax benefit and expense for the fiscal years ended March 31, 2021 and 2020 was attributable to the following temporary differences and tax losses carried forward:

	For the fiscal year ended March 31,
	2021	2020
	(In millions)
Derivative financial instruments	¥(48,773)	¥47,115
Investment securities	(36,714)	720
Loans and advances	34,953	65,549
Property, plant and equipment	(11,218)	556
Retirement benefits	(5,881)	5,131
Goodwill and intangible assets	4,428	13,552
Tax losses carried forward	(2,491)	24,769
Lease transactions	1,171	1,373
Provision for interest repayment	(541)	2,083
Other temporary differences—net	21,406	(9,556)

Total deferred tax benefit (expense)	¥(43,660)	¥151,292